Intangible assets, net - Estimated amortization (Details)	Jun. 30, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
2022	$ 7,992
2023	7,992
2024	7,992
2025	7,992
2026	7,992
Thereafter	273,518
Estimated Amortization, Total	313,478
Discontinued operations.
Finite-Lived Intangible Assets [Line Items]
Estimated Amortization, Total	$ 313,478